Stockholder's Equity (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Stockholder's Equity [Abstract]
Shares granted (in Shares)	3,144,000
Weighted average fair value (in Dollars per share)	$ 0.94
Stock-based compensation expense	$ 1,952,851	$ 1,990,366